CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 12,196,000	$ 8,311,000		$ 27,544,000	$ 40,067,000
Sales and marketing	64,000
General and administrative	12,394,000	3,122,000		45,950,000	12,518,000
Loss from operations	(24,654,000)	(11,433,000)		(73,494,000)	(52,585,000)
Other income (expense), net:
Interest expense, net	(535,000)	(999,000)		(5,659,000)	(870,000)
Other income, net		451,000		10,860,000	276,000
Loss on extinguishment of convertible notes	(131,908,000)
Loss on extinguishment of convertible notes attributable to related parties	(1,875,000)
Loss before provision for income taxes	(158,972,000)	(11,981,000)		(68,293,000)	(53,179,000)
Income tax expense	0	0		0	0
Net loss	(158,972,000)	(11,981,000)		(68,293,000)	(53,179,000)
Adjustment to redemption value on Convertible Preferred Stock	(1,011,726,000)
Net loss attributable to common stockholders	(1,170,698,000)	(11,981,000)
Common Class A
Other income (expense), net:
Net loss	$ (40,862,000)	$ (1,389,000)		$ (8,120,000)	$ (5,989,000)
Weighted average shares outstanding of Class A common stock	24,371,147	9,443,456		9,902,845	8,082,020
Net loss attributable to common stockholders	$ (300,913,000)
Basic and diluted income per share, Class A common stock	$ (12.35)	$ (0.15)		$ (0.82)	$ (0.74)
Net loss per share:
Weighted average number of shares of common stock outstanding - basic and diluted	24,371,147	9,443,456		9,902,845	8,082,020
Net loss per share of common stock - basic and diluted	$ (12.35)	$ (0.15)		$ (0.82)	$ (0.74)
Class B Common Stock
Other income (expense), net:
Net loss	$ (118,110,000)	$ (10,592,000)		$ (60,173,000)	$ (47,910,000)
Weighted average shares outstanding of Class A common stock	70,444,444	71,970,000		73,385,753	63,684,201
Net loss attributable to common stockholders	$ (869,785,000)
Basic and diluted income per share, Class A common stock	$ (12.35)	$ (0.15)		$ (0.82)	$ (0.74)
Net loss per share:
Weighted average number of shares of common stock outstanding - basic and diluted	70,444,444	71,970,000		73,385,753	63,684,201
Net loss per share of common stock - basic and diluted	$ (12.35)	$ (0.15)		$ (0.82)	$ (0.74)
Holicity Inc.
Operating expenses:
General and administrative	$ 1,373,269		$ 585,451
Franchise tax expense	50,000		116,667
Loss from operations	(1,423,269)		(702,118)
Other income (expense), net:
Interest earned on marketable securities held in Trust Account	14,038		46,957
Warrant offering costs			(747,112)
Change in fair value of warrant liabilities	(18,553,333)		(5,940,000)
Other expense, net	(18,539,295)		(6,640,155)
Loss before provision for income taxes	(19,962,564)		(7,342,273)
Income tax expense	0		0
Net loss	$ (19,962,564)		$ (7,342,273)
Holicity Inc. | Common Class A
Other income (expense), net:
Weighted average shares outstanding of Class A common stock	30,000,000		30,000,000
Basic and diluted income per share, Class A common stock	$ 0.00		$ 0.00
Net loss per share:
Weighted average number of shares of common stock outstanding - basic and diluted	30,000,000		30,000,000
Net loss per share of common stock - basic and diluted	$ 0.00		$ 0.00
Holicity Inc. | Class B Common Stock
Other income (expense), net:
Weighted average shares outstanding of Class A common stock	7,500,000		7,500,000
Basic and diluted income per share, Class A common stock	$ (2.66)		$ (0.98)
Net loss per share:
Weighted average number of shares of common stock outstanding - basic and diluted	7,500,000		7,500,000
Net loss per share of common stock - basic and diluted	$ (2.66)		$ (0.98)